FINANCIAL INSTRUMENTS - Classification and Measurement (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	$ 3,874	$ 3,528
Fair value	3,874	3,528
Carrying value	48,406	45,869
Fair value	48,765	46,610
Debt obligations | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	40,258	37,991
Fair value	40,611	38,726
Capital securities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	3,424	3,352
Fair value	3,430	3,358
Capital securities - fund subsidiaries | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	845	813
Fair value	845	813
Derivatives | Other non-current liabilities | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	95	160
Fair value	95	160
Derivatives | Accounts payable and other liabilities | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	182	399
Fair value	182	399
Loan payable | Other non-current liabilities | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	27	23
Fair value	27	23
Accounts payable | Other non-current liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	507	517
Fair value	507	517
Accounts payable | Accounts payable and other liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	3,068	2,614
Fair value	3,068	2,614
Participating loan interests | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	521	517
Fair value	521	517
Loans and notes receivable | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	207	185
Fair value	207	185
Other non-current assets | FVTPL | Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	238	174
Fair value	238	174
Other non-current assets | FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	38	48
Fair value	38	48
Other non-current assets | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	133	153
Fair value	133	153
Other non-current assets | FVTOCI | Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	150	150
Fair value	150	150
Current assets | FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	247	37
Fair value	247	37
Current assets | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	249	237
Fair value	249	237
Current assets | Amortized cost | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	491	536
Fair value	491	536
Cash and cash equivalents | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	1,600	1,491
Fair value	1,600	1,491
Held for sale | Debt obligations | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	907	1,107
Held for sale | Accounts payable and other liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	17	209
Held for sale | Current assets | Other receivables | Other Receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	$ 34	$ 105